ACQUISITION OF CERTAIN ASSETS- Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 06, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Asset Acquisition [Line Items]
Cost for acquisition of assets paid in shares		$ 0	$ 10,989	$ 0
SolarCA LLC | Maxeon
Asset Acquisition [Line Items]
Equity method investment, ownership percentage	2.08%
SolarCA LLC
Asset Acquisition [Line Items]
Cost for acquisition of assets paid in shares	$ 11,000		$ 10,989
Business acquisition shares issued (in shares)	1,100,000